Inventories - Allowance for Obsolescence and/or Lower Market Value (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	€ (349.9)	[1]	€ (382.7)
Addition for the year	(218.2)		(120.1)	[2]	€ (73.0)	[2]
Effect of changes in exchange rates	4.2		7.9
Utilization of the provision	122.6		145.0
Balance at end of year	€ (441.3)		€ (349.9)	[1]	€ (382.7)

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.